Property, plant and equipment - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) NUMBER	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Property, plant and equipment
Property, plant and equipment, Capitalized finance expenses	€ 120	€ 220
Capital expenditure	8,702	7,999
Currency translation differences	(5,493)	2,774
Changes in the scope of consolidation	(209)
Property, plant and equipment	50,536	59,864	€ 56,299
Property, plant and equipment, pledged as security	24	24
Government grants	99	88
Write-off	16	422
Property, plant and equipment subject to operating leases
Property, plant and equipment
Property, plant and equipment	270
Accumulated impairment
Property, plant and equipment
Property, plant and equipment	(20,250)	(22,205)
US Dollars
Property, plant and equipment
Currency translation differences	5,445
Eni CCUS Holding
Property, plant and equipment
Decrease through loss of control of subsidiary, property, plant and equipment	€ 222
Proved and unproved mineral interest
Property, plant and equipment
Expected period of production of additional volumes of reserves	13 years
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment	€ 1,368	2,679	2,159
Net (impairments) reversals	72	352
Unproved mineral interest | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Property, plant and equipment	€ 835
Proportion of ownership interest in joint operation	50.00%
Unproved mineral interest | Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	€ 1,141
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure	70	20
Currency translation differences	(4,092)	2,071
Property, plant and equipment	33,554	38,229	37,421
Write-off		1
E&P wells, plant and machinery | Congo, Ivory Coast, Egypt, Kazakhstan, Indonesia, Italy, Algeria and Mexico
Property, plant and equipment
Transfers	6,280
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure	384	419
Currency translation differences	(178)	91
Property, plant and equipment	1,549	1,742	1,568
Write-off	13	414
E&P exploration assets and appraisal | Oman, Algeria and Nigeria
Property, plant and equipment
Write-off	13
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences	(167)	83	(40)
Changes in the scope of consolidation		76
Property, plant and equipment	1,441	1,662	1,391	€ 1,085
Disposals	€ 79	7	3
Suspended wells relating to fields including wells drilled over the last twelve months
Property, plant and equipment
Number of leases | NUMBER	10
Suspended wells relating to fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment, Capitalized finance expenses	€ 520
Number of leases | NUMBER	9
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment	€ 108
Number of leases | NUMBER	5
Oil and gas assets [member] | Congo
Property, plant and equipment
Net (impairments) reversals	€ 332
Oil and gas assets [member] | Ivory Coast
Property, plant and equipment
Net (impairments) reversals	179
Disposals	1,160
Oil and gas assets [member] | Indonesia and United Arab Emirates [Member]
Property, plant and equipment
Reclassification to assets held for sale	5,850
Exploration & Production
Property, plant and equipment
Property, plant and equipment, Capitalized finance expenses	€ 76	€ 173
Average Interest rate used for capitalizing finance expense	3.20%	3.50%
Capital expenditure	€ 6,666	€ 6,033
Amount of purchased items under supplier financing agreements outstanding		1,371
Exploration & Production | Oil and gas assets [member] | Congo, Ivory Coast, Italy, Turkmenistan, United Arab Emirates and USA
Property, plant and equipment
Net (impairments) reversals	564
Cash-generating units [member] | Refining and Chemicals
Property, plant and equipment
Net (impairments) reversals	413
Fields including commercial discoveries that are progressing to a FID | Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 397	€ 356	€ 170